Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Other comprehensive income (loss)
Changes in unrealized gains/losses on forward exchange contracts, deferred income taxes	$ 554	$ (479)	$ (935)